Related party transactions - Summary of transactions and balances during the year with associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Joint Venture And Associates
Disclosure of transactions between related parties [line items]
Guarantees and commitments, highest amount during the year	$ 503	$ 513
Guarantees and commitments	331	293
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	95	57
Amounts due to joint ventures and associates	61	53
Associates
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	3,002	2,548
Amounts due to joint ventures and associates	1,668	1,295
Fair value of derivative assets, highest balance during the year	1,514	1,205
Fair value of derivative assets	795	841
Fair value of derivative liabilities, highest balance during the year	4,388	4,319
Fair value of derivative liabilities	2,962	3,648
Unsubordinated accounts receivable | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	98	140
Amounts due from joint ventures and associates	94	90
Unsubordinated accounts receivable | Associates
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	7,907	7,378
Amounts due from joint ventures and associates	$ 5,910	$ 6,594